Taxation - Summary of (Loss)/Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
(Loss)/Income before income taxes - Non-PRC	$ (54,627)	$ (416)	$ (4,388)
(Loss)/Income before income taxes - PRC	(8,603)	5,680	(21,727)
(Loss)/income before income tax	$ (63,230)	$ 5,264	$ (26,115)